Offerings	Nov. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, CHF 0.006 par value per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, CHF 0.006 par value per share
Maximum Aggregate Offering Price	$ 262,857,144
Amount of Registration Fee	$ 22,868.57
Offering Note

(1)	Includes offering price of additional shares that the underwriters have the option to purchase.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

(3)
The Registrant previously paid an aggregate of $22,868.57 of filing fees in connection with prior filings of this Registration Statement, in connection with the registration of Class A ordinary shares for a maximum aggregate offering price of $262,857,144 under Rule 457(o). This Amendment No. 2 to the registration statement provides for a maximum aggregate offering price of $230,000,016, which amount reflects a reduction from the maximum aggregate offering price of $262,857,144 registered in connection with prior filings of this Registration Statement. Pursuant to Rule 457(o), since the maximum aggregate offering price under the Registration Statement has not increased, no additional registration fees are required to be paid at the time of the filing of this Amendment No. 2.